Major restructuring costs (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Analysis of Costs Charged to Operating Profit

The analysis of the costs charged to operating profit under these programmes was as follows:

	2018 £m	2017 £m	2016 £m
Increase in provision for Major restructuring programmes (see Note 29)	450	259	163
Amount of provision reversed unused (see Note 29)	(99)	(43)	(140)
Impairment losses recognised	130	278	158
Other non-cash charges	72	247	108
Other cash costs	256	315	681

	809	1,056	970

Summary of Major Restructuring Charges

The analysis of Major restructuring charges by income statement line was as follows:

	2018 £m	2017 £m	2016 £m
Cost of sales	443	545	297
Selling, general and administration	315	248	514
Research and development	49	263	159
Other operating income/(expense)	2	—	—

	809	1,056	970